Property, Plant and Equipment (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Computer system and equipment	10.00%
Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Computer system and equipment	33.00%